Statement of Additional Information Supplement dated January 24, 2020

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Fund listed below:

Invesco Oppenheimer V.I. Total Return Bond Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Oppenheimer Total Return Bond Fund/VA” in Appendix H of the Statement of Additional Information.

Investments

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Total Return Bond Fund/VA
Matthew Brill[1]	None
Michael Hyman[2]	None
Todd Schomberg[1]	None

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Oppenheimer Total Return Bond Fund/VA” in Appendix H of the Statement of Additional Information.

Assets Managed

The following information is as of December 31, 2018 (unless otherwise noted):

Portfolio Managers	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Oppenheimer Total Return Bond Fund
Matthew Brill[1]	6	$8,125.0	6	$2,874.4	None		None
Michael Hyman[2]	6	$3,508.4	10	$3,314.9	1	[3]	$0.2	[3]
Todd Schomberg[1]	2	$2,147.4	2	$1,994.5	None		None

1	The portfolio manager began serving on the Fund effective January 14, 2020. Information for the portfolio manager has been provided as of October 31, 2019.
2	The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019.
3

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

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